16. EVENTS AFTER THE REPORTING PERIOD (Details)					12 Months Ended
	Mar. 14, 2022 $ / shares shares	Feb. 28, 2022 $ / shares	Feb. 28, 2022 CAD ($) shares	Feb. 25, 2022	Dec. 31, 2021 shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Subsequent Event, Description	Company granted a total of 1,575,000 options at an exercise price of $0.08 for a period of five years to its directors, officers, consultants and contractors			Company signed a Share Purchase Agreement with Akkerman Exploration B.V. (“AEbv”) to acquire up to a 100% ownership interest in Akkerman Finland OY (“AFOy”)
Shares issued for private placements | $						$ 506,357	$ 282,000
Options Granted | shares	1,575,000
Optiion Exercise Price | $ / shares	$ 0.08
Issuance #1
Subsequent Event, Description			Company issued 3,800,000 shares at a price of $0.075 per share to settle outstanding debt for $285,000.
Stock Issued During Period, Shares, New Issues | shares			3,800,000		500,000
Common shares issued, price per share | $ / shares		$ 0.075
Shares issued for private placements | $			$ 285,000
Issuance #2
Subsequent Event, Description			Company completed a non-brokered private placement of 16,666,667 units at $0.075 for gross proceeds of $1,250,000
Stock Issued During Period, Shares, New Issues | shares			16,666,667		910,000
Common shares issued, price per share | $ / shares		$ 0.075
Shares issued for private placements | $			$ 1,250,000